INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Investment income	$ 476	$ 177	$ 223
Fee revenue	255	228	259
Dividend income	77	44	6
Interest income and other	37	45	107
Participating loan interests	0	0	8
Other	19	0	0
Total investment and other revenue	$ 864	$ 494	$ 603